Scheduled maturities of minimum lease payments of the Group as lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	₩ 274,854	₩ 108,231
Not later than 1 year
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	94,540	37,455
1~5 years
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	180,304	70,764
Later than 5 years
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	₩ 10	₩ 12